CAPITAL STOCK - Summarized Information About DSUs (Details) - DSUs	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	67,554	115,114	72,434
Weighted average fair value granted (in dollars per share) | $ / shares	$ 22.93	$ 10.26	$ 13.83
Outstanding (in shares) | shares	454,095	386,541
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 20.21	$ 18.91